Performance Management - Regan Floating Rate MBS ETF	Jun. 01, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund does not yet have a full calendar year of operations, no performance information is presented for the Fund at this time. Once available, performance information will be presented in this section of this Prospectus.

Performance One Year or Less [Text]	Because the Fund does not yet have a full calendar year of operations, no performance information is presented for the Fund at this time.